UNAUDITED CONDENSED STATEMENTS OF CONSOLIDATED OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Oil & natural gas sales		$ 374,042	$ 409,070	$ 219,552
Other revenues			12
Total revenues		374,042	409,082	219,552
Costs and expenses:
Lease operating		24,903	17,570	17,207
Gathering, processing, and transportation		72,554	45,956	17,666
Gathering, processing, and transportation – affiliate		25,403
Exploration		8,969	13,853	1,034
Taxes other than income		14,896	12,610	8,699
Depreciation, depletion, and amortization		188,742	128,238	70,903
Impairment of proved oil and natural gas properties		0	24,576	2,528
Incentive unit compensation expense		35,142	943,949	34,997
General and administrative		46,288	38,549	35,414
Accretion of asset retirement obligations		417	533	593
(Gain) loss on commodity derivative instruments		(281,249)	(257,734)	(3,161)
(Gain) loss on sale of properties		(47)	3,057	(82,773)
Other, net			(1)	2
Total costs and expenses		136,018	971,156	103,109
Operating income (loss)		238,024	(562,074)	116,443
Other income (expense):
Interest expense, net		(39,396)	(50,283)	(24,948)
Loss on extinguishment of debt			(37,248)
Other, net		(1,022)	320	143
Total other income (expense)		(40,418)	(87,211)	(24,805)
Income (loss) from continuing operations before income taxes		197,606	(649,285)	91,638
Income tax benefit (expense)		(100,005)	(102,392)	(1,311)
Net income (loss) from continuing operations		97,601	(751,677)	90,327
Discontinued Operations: (Note 3)
Income (loss) before income taxes		(397,666)	114,193	61,313
Income tax benefit (expense)		2,175	1,421	(308)
Net income (loss) from discontinued operations		(395,491)	115,614	61,005
Net income (loss)		(297,890)	(636,063)	151,332
Net income (loss) attributable to noncontrolling interest		(393,538)	126,788	49,830
Net income (loss) attributable to Memorial Resource Development Corp.		95,648	(762,851)	101,502
Net (income) loss allocated to members			(20,305)	(90,712)
Net (income) loss allocated to previous owners			(1,425)	$ (10,790)
Net (income) allocated to participating restricted stockholders		(734)
Net (income) loss from discontinued operations		327	(314)
Net income (loss) from continuing operations available to common stockholders		$ 95,241	$ (784,895)
Earnings per common share – basic: (Note 10)
Income (loss) from continuing operations		$ 0.49	$ (4.08)
Income (loss) from discontinued operations		0	0	$ 0
Net income (loss)		0.49	(4.08)
Earnings per common share – diluted: (Note 10)
Income (loss) from continuing operations	[1]	0.49	(4.08)
Income (loss) from discontinued operations		0	0	$ 0
Net income (loss)		$ 0.49	$ (4.08)
Weighted average common and common equivalent shares outstanding:
Basic		193,698	192,498
Diluted		193,698	192,498

[1]	The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The two-class method was more dilutive for each period presented.